FINANCIAL RISK MANAGEMENT - Credit risk - Aging of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	$ 23.7	$ 35.9
Rainy River
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	5.5	8.8
New Afton
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	6.3	8.3
Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	1.4	5.1
Blackwater
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.3	0.3
Corporate
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	10.2	$ 13.4
0-30 days
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	18.6
0-30 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	4.5
0-30 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	3.4
0-30 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.5
0-30 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
0-30 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	10.2
31-60 days
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.1
31-60 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.1
31-60 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
31-60 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
61-90 days
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.1
61-90 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
61-90 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.1
61-90 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
61-90 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
91-120 days
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	3.0
91-120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
91-120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	2.9
91-120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.1
91-120 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
91-120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
Over 120 days
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	1.9
Over 120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	1.0
Over 120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.0
Over 120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.6
Over 120 days | Blackwater
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	0.3
Over 120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Total Trade and other receivables	$ 0.0